Investments (Detail) (USD $)	3 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		3 Months Ended		2 Months Ended	12 Months Ended		3 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Aug. 31, 2009 First Half [Member] ZQX Advisory LLC [Member]	Aug. 31, 2009 Second Half [Member] ZQX Advisory LLC [Member]	Oct. 31, 2011 Investment in Videocon [Member] Old Cost Basis [Member]	Oct. 31, 2011 Investment in Videocon [Member] New Cost Basis [Member]	Oct. 31, 2011 Investment in Videocon [Member]	Oct. 31, 2012 Investment in Videocon [Member]	Oct. 31, 2012 Investment in DISC [Member]	Oct. 31, 2011 Investment in DISC [Member]	Jan. 31, 2013 Warrant [Member] ZQX Advisory LLC [Member]	Feb. 28, 2011 Warrant [Member]	Sep. 30, 2009 Volga - Svet Ltd [Member]	Oct. 31, 2012 Volga - Svet Ltd [Member]	Oct. 31, 2011 Volga - Svet Ltd [Member]	Jan. 31, 2013 ZQX Advisory LLC [Member] First Half [Member]	Jan. 31, 2013 ZQX Advisory LLC [Member] Second Half [Member]	Aug. 31, 2009 ZQX Advisory LLC [Member]	Aug. 31, 2009 ZQX Advisory LLC [Member]	Jan. 31, 2013 ZQX Advisory LLC [Member]	Jan. 31, 2013 Investment in Videocon [Member]	Oct. 31, 2012 Available-for-sale Securities [Member]	Oct. 31, 2011 Available-for-sale Securities [Member]
Short-term Investments			$ 500,000	$ 2,249,159																				$ 500,000	$ 2,249,000
Available-for-sale Securities, Amortized Cost Basis			16,200,000							16,200,000
Cost Method Investments				127,500			7,105,000	5,382,000															5,382,000
Cost-method Investments, Other than Temporary Impairment									(1,723,000)
Other than Temporary Impairment Losses, Investments	10,818,000		127,500						10,818,000			63,000
Proceeds from Sale of Available-for-sale Securities											1,000	119,000
Available-for-sale Securities Sold, Shares (in Shares)											917,000	4,219,443
Gain (Loss) on Sale of Investments											1,000	30,000
Business Acquisition, Percentage of Voting Interests Acquired															19.90%					19.50%	19.50%
Stock Issued During Period, Shares, Acquisitions (in Shares)															150,000						800,000
Investment Owned, at Cost																	128,000
Investment Write Off to Affiliates,at Carrying Value																128,000
Research and Development Expense		649,679	2,211,506	3,124,773												326,000	518,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	5,882,745													7,000,000						500,000	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.30				0.37	0.555								0.0756
Adjustments to Additional Paid in Capital, Other																				91,000
Noncontrolling Interest, Ownership Percentage by Parent																						19.50%
Stock Issued During The Period In Private Placement (in Shares)													500,000									800,000
Investment Warrants, Exercise Price (in Dollars per share)																		$ 0.37	$ 0.555
Adjustments to Additional Paid in Capital, Stock Issued, Own-share Lending Arrangement, Issuance Costs																						$ 91,000